Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 16, 2020	Dec. 31, 2019	Apr. 23, 2018
Cash	$ 36,720		$ 1,690
Property and equipment	8,004		6,301
Goodwill	$ 119,542	$ 119,542	398	$ 397
Common stock par value per share	$ 0.0001
Common stock shares authorized	100,000,000
Common stock shares issued	17,541,838
Common stock shares outstanding	17,541,838
Total members' equity			2,492
Variable Interest Entity, Primary Beneficiary [Member]
Cash	$ 0		3
Property and equipment	0		853
Goodwill	$ 0		398
Total members' equity			$ 47